Authorised and issued share capital - Range of Exercise Prices of Options (Detail) - 12 months ended Dec. 31, 2019	USD ($)	£ / shares
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life (Months)	90 months
American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life (Months)	89 months
Bottom of range [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £ / shares		£ 6.268
Bottom of range [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 49.230
Top of range [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £ / shares		17.055
Top of range [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	115.940
Weighted average [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £ / shares		£ 12.171
Weighted average [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 83.488